The table below summarizes the movement of net deferred tax assets and liabilities: (Details) - CAD ($)	Dec. 31, 2022	Jan. 02, 2022	Dec. 31, 2021	Jan. 02, 2021
IfrsStatementLineItems [Line Items]
Tax losses carried forward	$ 3,114,242	$ 3,940,741	$ 3,940,741	$ 5,385,629
Intangible assets and other	150,120	1,135,771	1,135,771	702,666
Total deferred assets	3,264,362	5,076,512	5,076,512	6,102,846
Deferred tax liability
Intangible assets and other	(27,920,792)	(30,802,501)	(30,802,501)	(21,090,932)
Investments	(14,896)	(14,896)	(14,896)	(173,901)
Total deferred liability	(27,935,688)	(30,817,397)	(30,817,397)	(21,264,833)
Net deferred tax asset (liability)	(24,671,326)	$ (25,740,885)	(25,740,885)	(15,161,987)
Deferred tax asset
Financing and share issuance cost				$ 14,551
Recognized in net loss [member]
IfrsStatementLineItems [Line Items]
Tax losses carried forward	(873,785)		(2,065,439)
Intangible assets and other	(1,062,707)		(673,525)
Total deferred assets	(1,936,492)		(2,753,515)
Deferred tax liability
Intangible assets and other	4,238,711		3,728,197
Investments			159,005
Total deferred liability	4,238,711		3,887,202
Net deferred tax asset (liability)	2,302,219		1,133,687
Deferred tax asset
Financing and share issuance cost			(14,551)
Recognized in oci [member]
IfrsStatementLineItems [Line Items]
Tax losses carried forward	47,286
Intangible assets and other	77,056		(60,616)
Total deferred assets	124,342		(60,616)
Deferred tax liability
Intangible assets and other	(753,904)
Investments
Total deferred liability	(753,904)
Net deferred tax asset (liability)	(629,562)		(60,616)
Deferred tax asset
Financing and share issuance cost
Acquisitions [member]
IfrsStatementLineItems [Line Items]
Tax losses carried forward			620,551
Intangible assets and other			1,167,246
Total deferred assets			1,787,797
Deferred tax liability
Intangible assets and other	(603,098)		(13,439,766)
Investments
Total deferred liability	(603,098)		(13,439,766)
Net deferred tax asset (liability)	$ (603,098)		(11,651,969)
Deferred tax asset
Financing and share issuance cost